Certain risks and concentration (Narrative) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)
Certain risks and concentration [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Number of VIEs or their shareholders entitled to terminate the contracts prior to the expiration date	0
Number of VIEs have accumulated losses since inception	0
Minimum [Member]
Certain risks and concentration [Line Items]
Term of contractual agreements	10 years
Maximum [Member]
Certain risks and concentration [Line Items]
Term of contractual agreements	30 years
Guangzhou Huaduo [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Guangzhou Huaduo [Member] | Guangzhou Huanju Shidai and Beijing Huanju Shidai [Member]
Certain risks and concentration [Line Items]
Service fees | ¥	¥ 305,792	¥ 274,285	¥ 363,117
Beijing Tuda and Guangzhou Huaduo [Member] | Beijing Huanju Shidai [Member]
Certain risks and concentration [Line Items]
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%
Accounts receivable [Member] | Credit concentration [Member] | Top 10 accounts receivable [Member]
Certain risks and concentration [Line Items]
Number of top accounts receivable | item	10	10
Concentration percentage	75.00%	82.00%